Note 16 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information Related Text
NOTE 16—SUPPLEMENTAL CASH FLOW INFORMATION

The following is supplemental cash flow information (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest paid	$23,435	$16,738	$17,711

Income taxes paid	$8,922	$4,519	$3,979

The following is supplemental disclosure of non-cash investing and financing activities (in thousands):

	Year Ended December 31,
	2011	2010	2009

Property and equipment additions financed through accounts payable and accrued expenses	$10,427	$5,354	$2,815

Property and equipment additions financed through capital leases	$14,238	$-	$326

Option payable recorded against additional paid in capital	$-	$702	$-

Property and equipment sale financed through note receivable	$968	$2,550	$-

Non-cash multi-client asset recorded as deferred revenue	$2,205	$697	$-

Note payable related to purchase of business	$1,000	$1,500	$-

Original issue discount on notes payable	$-	$5,982	$-

Investment in unconsolidated subsidiaries	$958	$-	$-

Increase / decrease of Other Long-term Liability and Goodwill	$-	$-	$1,125

Note payable converted to preferred stock	$-	$-	$8,000

Contingent consideration related to purchase of business
	$1,850	$-	$-